As filed with the Securities and Exchange Commission on May 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 98.98%	Value
	Apartments - 13.19%
1,843	AvalonBay Communities, Inc.	$221,307
5,199	Equity Residential	293,276
732	Essex Property Trust, Inc.	90,768
		605,351
	Diversified - 7.38%
4,603	Colonial Properties Trust	88,608
1,680	Entertainment Properties Trust	78,658
1,961	Vornado Realty Trust	171,587
		338,853
	Health Care - 6.90%
19,328	Cogdell Spencer, Inc.	114,808
3,715	Ventas, Inc.	201,725
		316,533
	Hotels - 9.34%
9,525	Host Hotels & Resorts, Inc.	167,735
7,015	LaSalle Hotel Properties	189,405
11,111	Strategic Hotels & Resorts, Inc. (a)	71,666
		428,806
	Office Property - 20.93%
3,523	Alexandria Real Estate Equities, Inc.	274,688
3,058	Boston Properties, Inc.	290,051
7,423	Brandywine Realty Trust	90,115
2,012	Kilroy Reallty Corp.	78,126
3,032	SL Green Realty Corp.	228,007
		960,987
	Regional Malls - 13.92%
5,129	General Growth Properties, Inc.	79,397
11,191	Glimcher Realty Trust	103,516
4,255	Simon Property Group, Inc.	455,966
		638,879
	Shopping Centers - 8.02%
4,424	Acadia Realty Trust	83,702
1,819	Federal Realty Investment Trust	148,358
7,425	Kimco Realty Corp.	136,174
		368,234
	Specialty - 9.37%
3,219	Digital Realty Trust, Inc.	187,153
10,017	DuPont Fabros Technology, Inc.	242,912
		430,065
	Storage - 3.87%
1,601	Public Storage, Inc.	177,567
	Warehouse/Industrial - 6.06%
2,297	AMB Property Corp.	82,623
4,259	First Industrial Realty Trust, Inc. (a)	50,640
9,078	ProLogis	145,067
		278,330

	TOTAL COMMON STOCKS (Cost $3,341,849)	4,543,605

Shares	SHORT-TERM INVESTMENTS - 1.42%	Value
65,189	Invesco STIT-STIC Prime Portfolio - Institutional Class, 0.12% (b)	65,189
	TOTAL SHORT-TERM INVESTMENTS (Cost $65,189)	65,189

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,407,038) - 100.40%	4,608,794
	Liabilities in Excess of Other Assets - (0.40)%	(18,499)
	TOTAL NET ASSETS - 100.00%	$4,590,295

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of March 31, 2011.

Note 1 – Securities Valuation

The Phocas Real Estate Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in other mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$605,351	$—	$—	$605,351
Diversified	338,853	—	—	338,853
Health Care	316,533	—	—	316,533
Hotels	428,806	—	—	428,806
Office Property	960,987	—	—	960,987
Regional Malls	638,879	—	—	638,879
Shopping Centers	368,234	—	—	368,234
Specialty	430,065	—	—	430,065
Storage	177,567	—	—	177,567
Warehouse/Industrial	278,330	—	—	278,330
Total Common Stocks	4,543,605	—	—	4,543,605

Short-Term Investments	65,189	—	—	65,189

Total Investments in Securities	$4,608,794	$—	$—	$4,608,794

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$3,557,304

Gross unrealized appreciation	$1,231,880
Gross unrealized depreciation	(180,390)
Net unrealized appreciation	$1,051,490

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/25/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/24/2011

* Print the name and title of each signing officer under his or her signature.